FINANCIAL INSTRUMENTS - Schedule of Valuation Adjustment Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
At 1 January	£ 456	£ 474
Income statement credit	(75)	(18)
At 31 December	£ 381	£ 456